Earnings per share	6 Months Ended
Jun. 30, 2016
Earnings/ (loss) per share :
Earnings per share
13.  Earnings per share:
	Six-month period ended June 30,
	2015			2016
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$116,013	-	-	$444,088	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(477)	-		(1,297)	-	-

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$115,536	134,927,763	0.86	$442,791	111,726,952	3.96

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share for the six-month periods ended June 30, 2015 and 2016. For the six-month period ended June 30, 2015 and 2016, non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.